Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Schedule of Trade Receivables
	As of December 31,
	2023	2024
	USD’000	USD’000
Trade receivables	936	681

Schedule of Concentration Analysis on Trade Receivables from top 5 Debtors

A concentration analysis on trade receivables from top 5 debtors is as follows:

	As of December 31,
	2023	2024
	USD’000	USD’000
Customer A	11%	14%
Customer B	9%	11%
Customer C	8%	10%
Customer D	7%	9%
Customer E	7%	9%
Others	58%	47%
	100%	100%